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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

     INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO
    SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

        Report for the Calendar Year or Quarter Ended September 30, 2003

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [_]

     Kurt F. Somerville
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

     Hemenway & Barnes      60 State Street      Boston,      MA        02109
--------------------------------------------------------------------------------
Business Address               (Street)          (City)     (State)     (Zip)

     (617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.



----------------------------------ATTENTION-------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)
--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and
              schedules are considered integral parts of this Form
          and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 14th day of November, 2003.

                                 Kurt F. Somerville
                                 -----------------------------------------------
                                 (Name of Institutional Investment Manager)


                                 -----------------------------------------------
                                 (Manual Signature of Person Duly Authorized
                                  to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                            13F File No.:           Name:                                     13F File No.:
1.       Michael B. Elefante (18)*               28-06281                6.
--------------------------------------------     ------------------      --------------------------------------    ----------------
2.       Timothy F. Fidgeon (17)*                28-06169                7.
--------------------------------------------     ------------------      --------------------------------------    ----------------
3.       Roy A. Hammer (14)*                     28-5798                 8.
--------------------------------------------     ------------------      --------------------------------------    ----------------
4.       Lawrence T. Perera (26)*                28-06167                9.
--------------------------------------------     ------------------      --------------------------------------    ----------------
5.       Michael J. Puzo (25)*                   28-06165                10.
--------------------------------------------     ------------------      --------------------------------------    ----------------

* Refers to manager number on attached detail in Item 7.

                                                                          Page 1
AS OF: SEPTEMBER 30, 2003      FORM 13F           SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARES NONE
ABBOTT LABS                  COMMON STOCK           002824100       1675321       39373             xx                    39373

ALCOA INC                    COMMON STOCK           013817101        209280        8000             xx                     8000

AMERICAN EXPRESS CO          COMMON STOCK           025816109        233636        5185             xx                     5185

AMERICAN INTERNATIONAL       COMMON STOCK           026874107        598407       10371             xx                    10371
GROUP INC.

AMGEN INC.                   COMMON STOCK           031162100       2464729       38201             xx                    38201

ANALOG DEVICES, INC.         COMMON STOCK           032654105       1255611       33025             xx                    33025

ANALOG DEVICES, INC.         DTD 10/2/2000          032654AD7       2508138     2465000             xx                  2465000
                             CONV DEB

AUTOMATIC DATA PROCESSING    COMMON STOCK           053015103       1116226       31136             xx                    31136

AVERY DENNISON CORP.         COMMON STOCK           053611109       1418753       28083             xx                    28083

BP PLC ADR                   COMMON STOCK           055622104       2478174       58864             xx                    58864

BANK OF AMERICA CORP.        COMMON STOCK           060505104        408149        5230             xx                     5230

BERKSHIRE HATHAWAY INC.      CLASS A                084670108        750000          10             xx                       10

BERKSHIRE HATHAWAY INC.      CLASS B                084670207        733824         294             xx                      294

BRISTOL-MYERS SQUIBB CO.     COMMON STOCK           110122108        404273       15755             xx                    15755

BURLINGTON NORTHERN SANTA    COMMON STOCK           12189T104        282002        9768             xx                     9768
FE CORP

BURLINGTON RESOURCES INC.    COMMON STOCK           122014103        294309        6106             xx                     6106

                                                                          Page 2
AS OF: SEPTEMBER 30, 2003      FORM 13F           SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARES NONE
CANADIAN NATIONAL RAILWAY    COMMON STOCK           136375102       1106726       21275             xx                    21275
CO.

CHEVRONTEXACO CORP.          COMMON STOCK           166764100       1686291       23601             xx                    23601

CISCO SYS INC.               COMMON STOCK           17275R102        897712       45825             xx                    45825

COCA COLA CO.                COMMON STOCK           191216100        924241       21514             xx                    21514

COGNEX                       COMMON STOCK           192422103        235994        8980             xx                     8980

COMCAST CORP.                SPL A                  20030N200        291895        9848             xx                     9848

WALT DISNEY COMPANY          COMMON STOCK           254687106        524097       25984             xx                    25984

DOW CHEMICAL CO.             COMMON STOCK           260543103        244050        7500             xx                     7500

DOW JONES & CO INC           CLASS B (RESTRICTED)   260561204        266438        5627             xx                     5627

E I DU PONT DE NEMOURS &     COMMON STOCK           263534109        658765       16465             xx                    16465
CO.

E M C CORP.                  COMMON STOCK           268648102        948084       75066             xx                    75066

EATON VANCE CORP.            COMMON STOCK           278265103        264492        7900             xx                     7900

EMERSON ELECTRIC CO.         COMMON STOCK           291011104       1570023       29820             xx                    29820

ENCANA CORP.                 COMMON STOCK           292505104       1104133       30350             xx                    30350

EXXON MOBIL CORP.            COMMON STOCK           30231G102       5045127      137845             xx                   137845

FUEL CELL ENERGY INC.        COMMON STOCK           35952H106        380835       32550             xx                    32550

GANNETT CO.                  COMMON STOCK           364730101        224924        2900             xx                     2900

GENERAL ELECTRIC CO.         COMMON STOCK           369604103       1655469       55534             xx                    55534

                                                                          Page 3
AS OF: SEPTEMBER 30, 2003      FORM 13F           SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARES NONE
HELMERICH & PAYNE INC.       COMMON STOCK           423452101        418894       16025             xx                    16025

IGEN INTERNATIONAL INC.      COMMON STOCK           449536101        610348       10600             xx                    10600

I M S HEALTH INC.            COMMON STOCK           449934108        221550       10500             xx                    10500

INTEL CORPORATION            COMMON STOCK           458140100       3931782      142870             xx                   142870

INTL BUSINESS MACHINES       COMMON STOCK           459200101       1758032       19903             xx                    19903

INTERNATIONAL PAPER CO.      COMMON STOCK           460146103        312160        8000             xx                     8000

IVAX CORP                    CORPORATE BONDS        465823AG7       1520938     1550000             xx                  1550000

JEFFERSON-PILOT CORP.        COMMON STOCK           475070108       3163096       71273             xx                    71273

JOHNSON & JOHNSON            COMMON STOCK           478160104       3021215       61010             xx                    61010

KOPIN                        COMMON STOCK           500600101        654550       95000             xx                    95000

LIBERTY MEDIA CORP.          SER A                  530718105        126729       12711             xx                    12711

ELI LILLY & CO.              COMMON STOCK           532457108        551351        9282             xx                     9282

M B N A CORP.                COMMON STOCK           55262L100        355680       15600             xx                    15600

THE MCCLATCHY CO             COMMON STOCK           579489105        217102        3650             xx                     3650

MERCK & CO. INC.             COMMON STOCK           589331107       3218926       63590             xx                    63590

MICROSOFT CORP.              COMMON STOCK           594918104       1621129       58314             xx                    58314

NOKIA CORP ADR A             COMMON STOCK           654902204        618540       39650             xx                    39650

                                                                          Page 4
AS OF: SEPTEMBER 30, 2003      FORM 13F           SEC FILE # KURT S. SOMERVILLE/

          ITEM 1:                ITEM 2:               ITEM 3:       ITEM 4:     ITEM 5:     ITEM 6:     ITEM 7:       ITEM 8:
       NAME OF ISSUER        TITLE OF CLASS         CUSIP NUMBER  FAIR MARKET  SHARES OR   INVESTMENT   MANAGERS   VOTING AUTHORITY
                                                                     VALUE     PRINCIPAL   DISCRETION              (A)   (B)   (C)
                                                                                 AMOUNT    (A) (B) (C)             SOLE SHARES NONE
NVIDIA CORP                  CONV SUB               67066GAA2       2243588     2205000             xx                  2205000
                             DEB

ORACLE CORP.                 COMMON STOCK           68389X105        276750       24600             xx                    24600

PEPSICO INC.                 COMMON STOCK           713448108        903401       19712             xx                    19712

PFIZER INC.                  COMMON STOCK           717081103       1345226       44280             xx                    44280

PROCTER & GAMBLE CO.         COMMON STOCK           742718109       1791704       19303             xx                    19303

SEPRACOR INC.                COMMON STOCK           817315104        235461        8525             xx                     8525

J M SMUCKER CO NEW           COMMON STOCK           832696405       1136423       26955             xx                    26955

SNAP ON INC                  COMMON STOCK           833034101        324888       11750             xx                    11750

STATE STREET CORP.           COMMON STOCK           857477103       1213920       26976             xx                    26976

3 M COMPANY                  COMMON STOCK           88579Y101       2244499       16248             xx                    16248

U S BANCORP                  COMMON STOCK           902973304        513386       21400             xx                    21400

UNION PACIFIC CORP.          COMMON STOCK           907818108        265081        4557             xx                     4557

VERIZON COMMUNICATIONS INC.  COMMON STOCK           92343V104        300459        9262             xx                     9262

WELLS FARGO & CO. (NEW)      COMMON STOCK           949746101        292984        5689             xx                     5689

WYETH                        COMMON STOCK           983024100        938734       20363             xx                    20363

INGERSOLL RAND LTD. CL A     COMMON STOCK           G4776G101        312624        5850             xx                     5850

TOTAL:                                                           71,521,278